Deferred tax - Deferred tax liability assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 0	$ (28)
Deferred tax liabilities	2,165	2,615
Deferred tax liability (asset)	$ 2,165	$ 2,587	$ 2,942